Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 20, 2018	Feb. 29, 2016
Equity (Textual)
Total equity-based compensation expense		$ 1,942	$ 2,035	$ 1,955
Total unrecognized compensation cost related to non-vested options		$ 3,761
Restricted shares			29,500
Majority-owned subsidiary granted shares			88,500
Options granted		317,000
Cash dividend per common share					$ 0.20
Cash dividend total amount					$ 9,978
Repricing stock options	141,229
Stock options at an exercise price	$ 10.0	$ 9.86
Sapiens [Member]
Equity (Textual)
Options granted			122,730
Sapiens [Member] | Minimum [Member]
Equity (Textual)
Ownership percentage		92.89%
Sapiens [Member] | Maximum [Member]
Equity (Textual)
Ownership percentage		94.25%
Directors [Member]
Equity (Textual)
Repricing stock options	170,000
Exercise price range minimum	$ 11.5
Exercise price range maximum	$ 12.2
Employees and Directors [Member]
Equity (Textual)
Granted stock options		317,000	920,910	310,000
Weighted average grant date fair values of options granted		$ 3.43	$ 4.17	$ 4.30
Total intrinsic value of options exercised		$ 1,641	$ 5,739	$ 2,304
2011 Plan [Member]
Equity (Textual)
Total number of common shares available		4,000,000
Common shares available for future grant		3,036,832
2011 Plan [Member] | Directors [Member]
Equity (Textual)
Total number of common shares available						4,000,000